Business acquisitions and development projects - Additional Information (Details) resident_and_business in Thousands, customer in Thousands, $ in Thousands					4 Months Ended
	Jun. 03, 2019 USD ($) resident_and_business	Dec. 04, 2018 CAD ($) customer km	Aug. 31, 2017 USD ($)	Aug. 10, 2017 USD ($)	Mar. 31, 2021 CAD ($)
Business Acquisition [Line Items]
Number of residents and businesses using electrical services | resident_and_business	63
Bermuda Electric Light Company
Business Acquisition [Line Items]
Business combination, purchase price	$ 365,000
New Brunswick Gas
Business Acquisition [Line Items]
Business combination, purchase price		$ 331,000,000
Number of propane gas distribution customers | customer		12,000
Length of natural gas distribution pipeline | km		800
St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Business combination, purchase price			$ 70,000
Perris Water Distribution System
Business Acquisition [Line Items]
Business combination, purchase price				$ 11,500
Forecast | Mid-West Wind Development Project
Business Acquisition [Line Items]
Business combination, purchase price					$ 1,100,000